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Siren DIVCON Leaders Dividend ETF
Siren DIVCON Leaders Dividend ETF
Investment Objective

The investment objective of the Siren DIVCON Leaders Dividend ETF (the "DIVCON Leaders Dividend ETF" or the "Fund") is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the "Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund's average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Siren DIVCON Leaders Dividend ETF Siren DIVCON Leaders Dividend ETF Shares
Management Fee	0.43%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.43%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | USD ($)	44	138	241	542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund's performance. During its most recent fiscal year, the portfolio turnover rate of the Reality Shares DIVCON Leaders Dividend ETF (the "Predecessor Leaders Fund"), the Fund's predecessor fund, was 65.52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index was developed by Reality Shares, Inc. (the "Index Provider"). The Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a "Dividend Grower" or "High Quality Company"), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a "Dividend Cutter" or "Low Quality Company"). The Index is designed to select the companies that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers. These Dividend Growers (or High Quality Companies) are determined by the Index Provider's DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that the Index Provider has determined to be correlated to a company's likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company's DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months. All DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater, are selected for inclusion in the Index. Therefore, the Index will consist of at least 30 stocks. Companies are weighted in the index based on their DIVCON Scores, with higher DIVCON Scores weighted more heavily. The Index is reconstituted and rebalanced annually as of the first Friday in December, effective the next business day. As of September 15, 2020, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Dividend Health Scoring System ranged from $13.17 billion to $1.98 trillion.

SRN Advisors, LLC (the "Adviser"), the Fund's investment adviser, employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund generally uses a "replication" strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or "sample," of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in swaps, futures, forwards, options, exchange traded funds ("ETFs") and other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund has significant exposure to the Consumer Discretionary, Health Care, Industrials and Technology sectors, as each sector is defined by the Bloomberg Industry Classification Standard.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Market Trading Risk — The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund's shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund's shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund's underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund's shares and/or lead to more significant differences between the Fund's market price and its NAV.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index's other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Investments in Other ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Quantitative Model Risk — The Index is constructed using a rules-based methodology based on quantitative models developed by Reality Shares, Inc. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund's performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Sector Risk — The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Tracking Error Risk — Tracking error is the divergence of the Fund's performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative's underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund's share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund's use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund's ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Performance Information

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

It is currently contemplated that before the Fund commences operations, the Fund will acquire the assets and liabilities of the Predecessor Leaders Fund (the "Reorganization"). If approved by shareholders of the Predecessor Leaders Fund, the Reorganization is expected to occur on or about October 26, 2020. As a result of the Reorganization, shareholders of the Predecessor Leaders Fund will receive shares of the Fund, and the Fund will assume the performance and accounting history of the Predecessor Leaders Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund. The Predecessor Leaders Fund paid the same annual expenses as the Fund. Therefore, the Predecessor Leader Fund's returns in the bar chart and table have not been adjusted.

Updated performance for the Fund is available at www.sirenetfs.com.

Annual Total Returns as of December 31

Best Quarter	Worst Quarter
14.08%	(13.61)%
(03/31/2019)	(12/31/2018)

The performance information shown above is based on a calendar year. The performance of the Predecessor Leaders Fund from 01/01/20 to 09/30/20 was 14.11%.

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Predecessor Leaders Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Siren DIVCON Leaders Dividend ETF	1 Year	Since Inception	Inception Date
Siren DIVCON Leaders Dividend ETF Shares	33.38%	14.24%	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions	32.59%	13.74%	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions and Sales	19.72%	11.10%	Jan. 06, 2016
Siren DIVCON Leaders Dividend Index (reflects no deduction for fees, expenses, or tax	34.01%	14.86%	Jan. 06, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.86%	Jan. 06, 2016